Regulator File No.
084-00456

05043859

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

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FORM TA-1/A

UNIFORM FORM FOR REGISTRATION AS A TRANSFER AGENT AND FOR AMENDMENT TO REGISTRATION PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

GENERAL: Form TA-1 is to be used to register or amend registration as a transfer agent with the Comptroller of the Currency, the Board of Governors of the Federal Reserve System, the Federal Deposit Insurance Corporation or the Securities and Exchange Commission pursuant to Section 17A of the Securities Exchange Act of 1934. Read all instructions before completing this form. Please print or type all responses.

1. Appropriate regulatory agency (check one) (See General Instruction D):
   - ☐ Comptroller of the Currency
   - ☐ Board of Governors of the Federal Reserve System
   - ☐ Federal Deposit Insurance Corporation
   - ☒ Securities and Exchange Commission

2. Filing status of this form (check one):
   - ☐ Registration
   - ☒ Amendment to Registration

3.a. Full name of registrant:

Ameriprise Financial, Inc.

RECD S.E.C.
DEC 2 2005
803

Previous name, if being amended:

b. Financial Industry Number Standard (FINS) number (See Special Instruction A1):

024851

c. Address of principal office where transfer agent activities are, or will be, performed (See Special Instruction A2):

(Number and Street)	(City)	(State)	(Zip Code)
901 3rd Ave So	Minneapolis,	Minnesota	55402

e. Telephone Number: (Include Area Code)

612.671.6915

d. Mailing address, if different from response to Question 3c:

4. Does registrant conduct, or will it conduct, transfer agent activities at any location other than that given in question 3c above? If "yes," provide address(es): Yes ☐ No ☐

5. Does registrant act, or will it act, as a transfer agent solely for its own securities and/or securities of an affiliate(s)? (See Special Instruction A5) Yes ☐ No ☐

SEC 1528 (9-01)

FORM TA-1
Page 2

Applicant Name: Ameriprise Financial, Inc.

Date: December 1, 2005

OFFICIAL USE

6. Has registrant, as a named transfer agent, engaged, or will it engage, a service company to perform any transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and address(es) of all service companies engaged, or that will be engaged, by the registrant to perform its transfer agent functions:

Name:

Address: (Number and Street) (City) (State) (Zip Code)

Name:

Address: (Number and Street) (City) (State) (Zip Code)

7. Has registrant been engaged, or will it be engaged, as a service company by a named transfer agent to perform transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and FINS number(s) of the named transfer agent(s) for which the registrant has been engaged, or will be engaged, as a service company to perform transfer agent functions:

Name	FINS Number	Delete
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐
Name:	FINS Number:	☐

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

EXECUTION: The registrant submitting this form, and as required, the SEC supplement and Schedules A-D, And the executing official hereby represent that all the information contained herein is true, correct and complete.

Manual signature of Official responsible for form: [signature]

Title: Senior Vice President, Client Service Organization

Name of Official responsible for form: (First name, Middle name Last name)
Bridget M. Sperl

Date executed (Month/Day/Year): 12-1-05

File Number 084- DATE: Mo/Day/Yr 12-1-05	**Schedule A of SEC Supplement to Form TA-1** **For Corporate Registrants**	

This form requests information on corporate registrants.

1. Please complete appropriate columns for:

   A. each Chief Executive Officer, Chief Financial Officer, Chief Operations Officer, Chief Legal Officer, Chief Compliance Officer, Director, and persons with similar status or functions, and

   B. each other person who is, directly or indirectly the beneficial owner of 5% or more of any class of equity security of registrant.

2. Check "Control Person" column if person has "control." Control is defined as:

   Control - The power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.

3. Ownership codes are:

NA – 0 to 5%	B – 10% up to 25%	D – 50% up to 75%
A – 5% up to 10%	C – 25% up to 50%	E – 75% up to 100%

ADD — Section for Initial Registration and for Amendments Reporting Additional Persons.

FULL NAME Last	First	Middle	Social Security Number	Date of Relationship (Beginning) Month	Year	Title or Status	Ownership Code	Control Person
Hall	Ira	D	440 - 42 - 8817	09	05	Director	N/A	Yes
Lewis	W	Walker	295 - 42 - 4187	09	05	Director	N/A	Yes
Marshall	Siri	S	042 - 38 - 7934	09	05	Director	N/A	Yes
Noddle	Jeffrey		507 - 58 - 9207	09	05	Director	N/A	Yes
Powers, III	Richard	F	132 - 36 - 4503	09	05	Director	N/A	Yes
Sarles	H	Jay	035 - 30 - 6697	09	05	Director	N/A	Yes
Sharpe, Jr.	Robert	F	285 - 52 - 4550	09	05	Director	N/A	Yes
Turner	William	H.	140 - 32 - 2124	09	05	Director	N/A	Yes
			- -					

AMEND — Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

Last	First	Middle	Social Security Number	Month	Year	Title or Status	Ownership Code	Control Person
			- -					
			- -					
Berman	Walter	S.	096 - 34 - 2729	10	05	Executive VP & CFO	N/A	Yes
			- -					
Berman	Arthur	H.	049 - 58 - 5411	10	05	Senior VP & Treasurer	N/A	Yes
			- -					
			- -					
			- -					

DELETE — Section for amendments to report deletion of previously reported persons.

Name	Social Security Number	(Ending) Month	Year
	- -		
Chenault Kenneth L	102 - 42 - 4186	09	05
Berman Walter S. (Director Status)	096 - 34 - 2729	09	05
American Express Company	- -	09	05
	- -		

File Number 084-	**Schedule D of SEC Supplement to Form TA-1**	
DATE: Mo/Day/Yr December 1, 2005	Full Name of Registrant: Ameriprise Financial, Inc.	

Use this Schedule to report details of affirmative responses to questions contained in the SEC Supplement.

Item on Form (Identify)	Answer
	On September 30, 2005, Ameriprise Financial, Inc. became an independent company with no affiliation to its prior parent American Express Company. Ameriprise Financial is now trading as a separate public company under the ticker symbol AMP.